2 Concessions and Authorizations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	R$ 2,617,638	R$ 2,550,691
Intangible assets	6,332,611	6,029,097
Amortization	(372)	(373)
End of concession in 2024 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	144,813	148,720	R$ 148,868
Intangible assets	127,598	152,538	198,688
Fair value of assets from the indemnity for the concession	9,181	9,184	(197)
Amortization	(28,854)	(29,012)
Adjustments [Member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	179,572	199,257	154,800
Intangible assets	(127,598)	(148,919)	(154,800)
Fair value of assets from the indemnity for the concession	1,234	3,009	41,078
Amortization	400	6,253
End of concession in 2019 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	324,385	347,977	303,668
Intangible assets		3,619	43,888
Fair value of assets from the indemnity for the concession	10,415	12,193	R$ 40,881
Amortization	R$ (28,454)	R$ (22,759)